Shareholders' Equity - Preferred Shares (Detail) - shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0